SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Line Items]
Total costs	$ 8,735	$ 9,017	$ 8,419
Less - capitalized software costs	(3,847)	(4,267)	(4,713)
Research and development, net	$ 4,888	$ 4,750	$ 3,706